Earnings per Share (Schedule of (Loss)/Income Allocated to Holders of Ordinary Shareholders) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Income/(Loss) for the year attributable to Kenon's shareholders	$ 434,213	$ 236,590	$ (411,937)
(Loss)/income for the year from discontinued operations (after tax)	(5,631)	476,565	35,150
Less: NCI		(24,928)	(13,250)
(Loss)/income for the year from discontinued operations (after tax) attributable to Kenon's shareholders	(5,631)	451,637	21,900
Income/(loss) for the year from continuing operations attributable to Kenon's shareholders	$ 439,844	$ (215,047)	$ (433,837)